Document and Entity Information	Nov. 05, 2020	Aug. 06, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	KELLY SERVICES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		0-1088
Entity Tax Identification Number		38-1510762
Entity Address, Address Line One	999 West Big Beaver Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key		0000055135
Amendment Flag		false
NASDAQ Global Market | Class A Common
Entity Information [Line Items]
Title of 12(b) Security		Class A Common
Trading Symbol		KELYA
Security Exchange Name		NASDAQ
NASDAQ Global Market | Class B Common
Entity Information [Line Items]
Title of 12(b) Security		Class B Common
Trading Symbol		KELYB
Security Exchange Name		NASDAQ